Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities on Convertible Loans	The remaining derivative liabilities were:
	December 31, 2019	December 31, 2018
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$320,794	$245,988

Schedule of Fair Value of Derivative Liability
Derivative Liabilities on Convertible Loans:
Derivative Liability December 31, 2019	$320,794
Additions	134,961
Fair market value adjustments	130,994
Derivative Liability March 31, 2020	586,749

Derivative Liability December 31, 2018	$245,988
Additions	666,904
Fair market value adjustments	(592,098)
Derivative Liability December 31, 2019	320,794